Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Oct. 31, 2022	Oct. 31, 2021
Accounts Payable and Accrued Liabilities
Accounts Payable	$ 7,670	$ 8,739
Accrued liabilities	7,021	7,256
Deferred Revenue	641	185
Income tax payable	3,212	1,815
Sales Tax Payable	8,343	537
Total	$ 26,887	$ 18,532